Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Redemption (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Class A Ordinary Shares Subject to Redemption [Abstract]
Gross proceeds	$ 250,000,000
Proceeds allocated to Public Warrants	(2,087,500)
Class A ordinary shares issuance cost	(18,183,179)
Plus:
Accretion of carrying value to redemption value	29,242,197	$ 12,019,932
Class A Ordinary Shares subject to possible redemption	$ 258,971,518	24,075,435
Less:
Redemption		$ (246,916,015)